Earnout Liability - Schedule of Reconciliation of Fair Value Measurements Categorized within Level 3 of the Fair Value Hierarchy (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Fair Value Measurements Categorized within Level 3 of the Fair Value Hierarchy [Abstract]
Opening balance	$ 9,898
Issued	0	168,720
Gains and losses recognized in profit or loss	8,526	(158,822)
Closing balance	$ 18,424	$ 9,898